9. EMPLOYEE EQUITY INCENTIVE PLAN (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Shares Under warrants, Outstanding		9,018,609
Remaining Life in Years, Outstanding	9 years 1 month 6 days	1 year 8 months 12 days
Exercise Price per Share, Exercisable	$ 3,204,353
Shares Under warrants, Exercisable		9,018,609
Remaining Life in Years, Exercisable		1 year 8 months 12 days
Option 4
Exercise Price per Share, Outstanding	$ 0.8	$ 0.9
Shares Under warrants, Outstanding	160,000	1,955,000
Remaining Life in Years, Outstanding	9 years 8 months 12 days	9 years 10 months 25 days
Exercise Price per Share, Exercisable	$ 66,660	$ 0.9
Shares Under warrants, Exercisable		1,955,000
Remaining Life in Years, Exercisable		9 years 10 months 25 days
Option 1
Exercise Price per Share, Outstanding	$ 0.1	$ 0.1
Shares Under warrants, Outstanding	1,500,000	1,500,000
Remaining Life in Years, Outstanding	7 years 10 months 25 days	8 years 7 months 6 days
Exercise Price per Share, Exercisable	$ 825,000	$ 0.1
Shares Under warrants, Exercisable		1,500,000
Remaining Life in Years, Exercisable		8 years 7 months 6 days
Option 2
Exercise Price per Share, Outstanding	$ 0.5	$ 0.5
Shares Under warrants, Outstanding	959,211	1,065,000
Remaining Life in Years, Outstanding	9 years	9 years
Exercise Price per Share, Exercisable	$ 925,876	$ 0.5
Shares Under warrants, Exercisable		1,065,000
Remaining Life in Years, Exercisable		9 years
Option 3
Exercise Price per Share, Outstanding	$ 0.6	$ 0.6
Shares Under warrants, Outstanding	105,000	105,000
Remaining Life in Years, Outstanding	8 years 10 months 25 days	9 years 3 months 19 days
Exercise Price per Share, Exercisable	$ 105,000	$ 0.6
Shares Under warrants, Exercisable		105,000
Remaining Life in Years, Exercisable		9 years 3 months 19 days
Option 8
Exercise Price per Share, Outstanding	$ 1.06
Shares Under warrants, Outstanding	381,250
Remaining Life in Years, Outstanding	9 years 10 months 25 days
Exercise Price per Share, Exercisable	$ 113,534
Option 5
Exercise Price per Share, Outstanding	$ 0.83	$ 1
Shares Under warrants, Outstanding	100,000	800,000
Remaining Life in Years, Outstanding	9 years 9 months 18 days	9 years 10 months 25 days
Exercise Price per Share, Exercisable	$ 0	$ 1
Shares Under warrants, Exercisable		800,000
Remaining Life in Years, Exercisable		9 years 10 months 25 days
Option 6
Exercise Price per Share, Outstanding	$ 0.9
Shares Under warrants, Outstanding	1,955,000
Remaining Life in Years, Outstanding	9 years 7 months 6 days
Exercise Price per Share, Exercisable	$ 1,155,785
Option 7
Exercise Price per Share, Outstanding	$ 1
Shares Under warrants, Outstanding	850,000
Remaining Life in Years, Outstanding	9 years 7 months 6 days
Exercise Price per Share, Exercisable	$ 12,498